Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Profit (Loss) from Operations Before Income Tax

The components of profit (loss) from operations before income tax are as follows:

	Year ended December 31,
	2013	2014	2015	2015
	Rmb	Rmb	Rmb	US$
The PRC	—	—	—	—
All other jurisdictions	9,938	(2,490)	4,062	626

	9,938	(2,490)	4,062	626

Income tax expense consists of:

	Year ended December 31,
	2013	2014	2015	2015
	Rmb	Rmb	Rmb	US$
Current	—	—	—	—
Deferred	—	—	—	—

	—	—	—	—

Schedule of Tax Impact on Deferred Tax Asset and Liability

The tax impact of temporary differences gives rise to the following deferred tax asset and liability:

	2014	2015	2015
	Rmb	Rmb	US$
Current deferred tax asset:
Tax losses	21,230	18,484	2,853
Valuation allowances	(21,230)	(18,484)	(2,853)

	—	—	—

Schedule of Movement in Valuation Allowance

	2014	2015	2015
	Rmb	Rmb	US$
Current deferred tax asset:
Tax losses	21,230	18,484	2,853
Valuation allowances	(21,230)	(18,484)	(2,853)

	—	—	—

Movement in valuation allowance:

	2014	2015	2015
	Rmb	Rmb	US$
At the beginning of the year	20,502	21,230	3,277
Current year movement	728	(2,746)	(424)

At the end of the year	21,230	18,484	2,853

Reconciliation of Effective Income Tax Rate Based on Profit (Loss) from Operations before Income Taxes to Statutory Income Tax Rates

The reconciliation of the effective income tax rate based on profit (loss) from operations before income taxes to the statutory income tax rates in Hong Kong is as follows:

	Year ended December 31,
	2013	2014	2015
Profits tax rate in Hong Kong	16.5%	16.5%	16.5%
Permanent differences relating to non-taxable income and non-deductible expenses	(5.4%)	1.7%	(28.2%)
Change in valuation allowance	(11.1%)	(18.2%)	11.7%

Effective tax rate	—	—	—